Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2023 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing directly in securities and in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2023, the Fund owned 4.9% of Tax-Managed Growth Portfolio's outstanding interests, 45.4% of Tax-Managed International Equity Portfolio's outstanding interests, 44.2% of Tax-Managed Multi-Cap Growth Portfolio's outstanding interests, 34.7% of Tax-Managed Small-Cap Portfolio's outstanding interests and 18.9% of Tax-Managed Value Portfolio's outstanding interests. The Fund's Portfolio of Investments at July 31, 2023 is set forth below.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 95.6%
Description	Value
Tax-Managed Growth Portfolio (identified cost, $78,615,374)	$243,629,043
Tax-Managed International Equity Portfolio (identified cost, $27,780,128)	32,256,778
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $34,085,133)	99,407,995
Tax-Managed Small-Cap Portfolio (identified cost, $55,407,218)	67,224,660
Tax-Managed Value Portfolio (identified cost, $105,877,710)	174,292,551
Total Investments in Affiliated Portfolios (identified cost $301,765,563)	$616,811,027

Debt Obligations — 3.6%(1)
Security	Principal Amount (000's omitted)	Value
Banks — 2.2%
Banco Davivienda S.A., 6.65% to 4/22/31(2)(3)(4)	$200	$ 158,140
Banco Mercantil del Norte S.A./Grand Cayman, 8.375% to 10/14/30(2)(3)(4)	600	588,636
Bank of America Corp., Series TT, 6.125% to 4/27/27(3)(4)	950	946,010
Bank of Nova Scotia (The), 4.90% to 6/4/25(3)(4)	775	735,951
Barclays PLC:
6.125% to 12/15/25(3)(4)	471	430,854
8.00% to 3/15/29(3)(4)	526	490,495
BNP Paribas S.A.:
4.625% to 2/25/31(2)(3)(4)	203	155,747
7.75% to 8/16/29(2)(3)(4)	675	673,582
Citigroup, Inc., Series W, 4.00% to 12/10/25(3)(4)	1,038	934,138
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(2)(3)(4)	473	418,605
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(3)(4)	395	363,829
ING Groep NV, 6.50% to 4/16/25(3)(4)	243	229,252
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(3)(4)	881	793,252
KeyCorp, Series D, 5.00% to 9/15/26(3)(4)	975	784,416
Lloyds Banking Group PLC, 7.50% to 6/27/24(3)(4)	600	585,252
Natwest Group PLC:
4.60% to 6/28/31(3)(4)	200	142,577
6.00% to 12/29/25(3)(4)	229	214,882
8.00% to 8/10/25(3)(4)	778	770,115
PNC Financial Services Group, Inc. (The):
Series S, 5.00% to 11/1/26(3)(4)	485	432,828
Series U, 6.00% to 5/15/27(3)(4)	800	740,508
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Societe Generale S.A.:
5.375% to 11/18/30(2)(3)(4)	$506	$ 404,851
9.375% to 11/22/27(2)(3)(4)	200	203,970
Standard Chartered PLC, 4.75% to 1/14/31(2)(3)(4)	577	449,353
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(4)	775	798,095
Truist Financial Corp.:
Series P, 4.95% to 9/1/25(3)(4)	125	118,212
Series Q, 5.10% to 3/1/30(3)(4)	134	120,761
UBS Group AG:
4.375% to 2/10/31(2)(3)(4)	419	313,642
6.875% to 8/7/25(3)(4)(5)	348	324,362
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(3)(4)	784	705,463
		$ 14,027,778
Capital Markets — 0.2%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(4)	$150	$ 145,222
Charles Schwab Corp. (The):
Series G, 5.375% to 6/1/25(3)(4)	651	638,118
Series I, 4.00% to 6/1/26(3)(4)	467	417,493
		$ 1,200,833
Diversified Financial Services — 0.2%
Air Lease Corp., Series B, 4.65% to 6/15/26(3)(4)	$300	$ 266,794
American AgCredit Corp., Series A, 5.25% to 6/15/26(2)(3)(4)	914	812,317
Goldman Sachs Group, Inc. (The), Series V, 4.125% to 11/10/26(3)(4)	143	121,746
		$ 1,200,857
Electric Utilities — 0.3%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(3)(4)	$583	$ 503,362
Edison International, Series B, 5.00% to 12/15/26(3)(4)	199	172,428
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	450	439,298
Sempra, 4.125% to 1/1/27, 4/1/52(4)	581	477,992
Southern California Edison Co., Series E, 9.833%, (3 mo. USD LIBOR + 4.199%)(3)(6)	249	249,274
		$ 1,842,354
Food Products — 0.1%
Land O' Lakes, Inc., 8.00%(2)(3)	$824	$ 774,560
		$ 774,560

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(4)	$408	$ 329,603
		$ 329,603
Insurance — 0.2%
Lincoln National Corp., Series C, 9.25% to 12/1/27(3)(4)	$175	$ 185,944
QBE Insurance Group, Ltd., 5.875% to 5/12/25(2)(3)(4)	1,004	966,106
		$ 1,152,050
Multi-Utilities — 0.1%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(3)(4)	$900	$ 882,471
		$ 882,471
Oil, Gas & Consumable Fuels — 0.2%
EnLink Midstream Partners, L.P., Series C, 9.618%, (3 mo. USD LIBOR + 4.11%)(3)(6)	$658	$ 569,239
Odebrecht Oil & Gas Finance, Ltd., 0.00%(2)(3)	550	3,096
Plains All American Pipeline, L.P., Series B, 9.431%, (3 mo. USD LIBOR + 4.11%)(3)(6)	442	401,790
		$ 974,125
Pipelines — 0.0%(7)
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(3)(4)	$359	$ 285,854
		$ 285,854
Telecommunications — 0.0%(7)
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(2)(4)	$150	$ 138,491
		$ 138,491
Total Debt Obligations (identified cost $24,641,125)		$ 22,808,976

Preferred Stocks — 0.9%
Security	Shares	Value
Banks — 0.1%
JPMorgan Chase & Co.:
Series JJ, 4.55%	28,660	$ 587,243
Series LL, 4.625%	17,500	365,400
		$ 952,643
Security	Shares	Value
Capital Markets — 0.1%
Stifel Financial Corp., Series D, 4.50%	36,350	$ 591,415
		$ 591,415
Electric Utilities — 0.2%
Brookfield BRP Holdings Canada, Inc., 4.625%	24,000	$ 380,640
SCE Trust III, Series H, 5.75% to 3/15/24(4)	13,981	328,554
SCE Trust IV, Series J, 5.375% to 9/15/25(4)	5,882	119,875
SCE Trust V, Series K, 5.45% to 3/15/26(4)	5,504	124,335
		$ 953,404
Insurance — 0.1%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(4)	10,806	$ 250,699
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(4)	9,443	223,705
		$ 474,404
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer, L.P.:
Series C, 7.375% to 8/30/23(4)	15,000	$ 378,600
Series E, 7.60% to 5/15/24(4)	14,960	369,512
NuStar Energy, L.P., Series B, 11.151%, (3 mo. USD LIBOR + 5.643%)(6)	53,257	1,293,080
		$ 2,041,192
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	2,080	$ 28,132
Series A-1, 6.50%	14,575	223,726
Series A2, 6.375%	19,390	283,482
		$ 535,340
Retail REITs — 0.0%(7)
SITE Centers Corp., Series A, 6.375%	11,958	$ 289,144
		$ 289,144
Total Preferred Stocks (identified cost $6,754,763)		$ 5,837,542
Total Investments — 100.1% (identified cost $333,161,451)		$645,457,545
Other Assets, Less Liabilities — (0.1)%		$ (420,620)
Net Assets — 100.0%		$645,036,925

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $6,061,096 or 0.9% of the Fund's net assets.
(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2023, the aggregate value of these securities is $324,362 or 0.1% of the Fund's net assets.
(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(7)	Amount is less than 0.05%.
Abbreviations:
LIBOR	– London Interbank Offered Rate
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
USD	– United States Dollar

The Fund did not have any open derivative instruments at July 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Fund's investments in securities and investments in the Portfolios, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$616,811,027	$ —	$ —	$616,811,027
Debt Obligations	—	22,808,976	—	22,808,976
Preferred Stocks	5,837,542	—	—	5,837,542
Total Investments	$622,648,569	$22,808,976	$ —	$645,457,545
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual report to shareholders.
A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for each Portfolio at July 31, 2023 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
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